Consolidated Statements of Changes in Shareholder's Deficit - USD ($)	Class A Ordinary Shares [Member] Evergreen Merger Corporation [Member]	Class A Ordinary Shares [Member] Evergreen Corporation [Member]	Class B Ordinary Shares [Member] Evergreen Merger Corporation [Member]	Class B Ordinary Shares [Member] Evergreen Corporation [Member]	Common Stock [Member] Evergreen Merger Corporation [Member]	Additional Paid-in Capital [Member] Evergreen Merger Corporation [Member]	Additional Paid-in Capital [Member] Evergreen Corporation [Member]	Retained Earnings [Member] Evergreen Merger Corporation [Member]	Retained Earnings [Member] Evergreen Corporation [Member]	Shareholders' Deficit [Member] Evergreen Merger Corporation [Member]	Shareholders' Deficit [Member] Evergreen Corporation [Member]
Balance at Nov. 30, 2022		$ 53		$ 288					$ (3,633,593)		$ (3,633,252)
Balance, shares at Nov. 30, 2022		532,500		2,875,000
Re-measurement for common stock to redemption amount									(5,016,986)		(5,016,986)
Additional amount deposited into trust									(2,940,000)		(2,940,000)
Net Income									3,673,548		3,673,548
Balance at Nov. 30, 2023		$ 53		$ 288					(7,917,031)		(7,916,690)
Balance, shares at Nov. 30, 2023		532,500		2,875,000
Re-measurement for common stock to redemption amount									(1,080,085)		(1,080,085)
Additional amount deposited into trust									(480,000)		(480,000)
Net Income									833,693		833,693
Balance at Feb. 29, 2024		$ 53		$ 288					(8,643,423)		(8,643,082)
Balance, shares at Feb. 29, 2024		532,500		2,875,000
Balance at Nov. 30, 2023		$ 53		$ 288					(7,917,031)		(7,916,690)
Balance, shares at Nov. 30, 2023		532,500		2,875,000
Re-measurement for common stock to redemption amount									(3,466,643)		(3,466,643)
Additional amount deposited into trust									(1,360,000)		(1,360,000)
Net Income									1,768,961		1,768,961
Balance at Nov. 30, 2024		$ 53		$ 288					(10,974,713)		(10,974,372)
Balance, shares at Nov. 30, 2024		532,500		2,875,000
Balance at Dec. 18, 2023
Balance, shares at Dec. 18, 2023
Founder share issued to initial shareholder
Founder share issued to initial shareholder, shares					1
Net Income								(2,866)		(2,866)
Balance at Dec. 31, 2023								(2,866)		(2,866)
Balance, shares at Dec. 31, 2023					1
Net Income								(116,072)		(116,072)
Balance at Dec. 31, 2024								$ (118,938)		$ (118,938)
Balance, shares at Dec. 31, 2024					1
Balance at Nov. 30, 2024		$ 53		$ 288					(10,974,713)		(10,974,372)
Balance, shares at Nov. 30, 2024		532,500		2,875,000
Re-measurement for common stock to redemption amount									(488,246)		(488,246)
Additional amount deposited into trust									(270,365)		(270,365)
Net Income									83,608		83,608
Balance at Feb. 28, 2025		$ 53		$ 288					$ (11,649,716)		$ (11,649,375)
Balance, shares at Feb. 28, 2025		532,500		2,875,000